UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07738
Montana Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

Address of Registrant	1 Main Street North
Minot, ND 58703

Name and Address of agent for service	Brent Wheeler, Mutual Fund Chief Compliance Officer Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant’s telephone number, including area code	(701) 852-5292

Date of fiscal year end	December 31
Date of reporting period	June 30, 2006

Item 1)	Reports to Stockholders.

Dear Shareholder:

Enclosed is the report of the operations for the Montana Tax-Free Fund (“the Fund”) for the period ended June 30, 2006.  The Fund’s portfolio and related financial statements are presented within for your review.

As the first half of 2006 ends, the Federal Reserve under new chairman Ben Bernanke has raised the Federal Funds rate for the seventeenth time to 5.25%.  Yields on the ten-year treasury have risen from 4.37% at the beginning of the year to 5.14% at period end.

Rising concerns over the U.S. core consumer index’s 3.8% annualized growth through May has the Fed officials talking tough.  The Fed puts great emphasis in keeping inflation expectations under control, at the same time it is important for central banks to be forward looking and not base their policy decisions on lagging economic indicators.

The strength of the U.S. economy during the last couple of years, together with rising commodity prices has created some cyclical inflationary pressures as evident by gold’s rise to over $700 per ounce and crude oil over $70 per barrel.  The key question is whether the recent rise in inflation is temporary or one that will require more hikes in the Fed Funds rate.

The Montana Tax-Free Fund A shares began the year at $8.42 and ended the period at $8.50 per share for a total return of 3.06%*.  The Montana Tax-Free Fund B shares began the year at $8.40 per share and ended the period at $8.47 per share for a total return of 2.69%*.  This compares to the Lehman Brothers Municipal Bond Index return of 0.28% for the period.

The Funds favorable overall performance can be attributed to its defensive portfolio, with an average maturity of 18.1 years and a duration (the measure of a fund’s sensitivity to interest rate movements) of 3.5 years.  That along with an average portfolio coupon of 5.50% helps relative performance in a rising rate environment.  Also contributing to the Fund’s overall performance was a defensive hedge using U.S. treasury futures; this strategy stabilizes net asset values in periods of rising rates.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Credit quality for the period was as follows, AAA 41.9%, AA 15.2%, A 35.8% and BBB 7.1%.

Income exempt from federal and Montana state income taxes with preservation of capital remains the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.  Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

June 30, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com.  This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Form N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions  June 30, 2006 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Multiple Classes of Shares

Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are “classes” of shares.  Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals.  Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price

The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

June 30, 2006 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	41.9%
AA	15.2%
A	35.8%
BBB	7.1%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

HL-Health	42.5%
S-School	26.4%
H-Housing	13.9%
O-Other	11.1%
U-Utilities	6.1%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

June 30, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 30, 2005 to June 30, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/30/05	Ending Account Value 06/30/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,030.58	$5.30
Class B	$1,000.00	$1,026.90	$7.76
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.78	$5.27
Class B	$1,000.00	$1,017.34	$7.72

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.04% for Class A and 1.53% for Class B), multiplied by the average account value over the period, multiplied by 180/360 days.  Class A’s ending account value in the “Actual” section of the table is based on its actual total return of 3.06% for the six-month period of December 30, 2005 to June 30, 2006.  Class B’s ending account value in the “Actual” section of the table is based on its actual total return of 2.69% for the six-month period of December 30, 2005 to June 30, 2006.

June 30, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2006
Montana Tax-Free Fund				Since Inception
Class B Shares	1 year	5 year	10 year	(August 12, 1993)
Without CDSC	5.46%	1.11%	*N/A	3.25%
With CDSC (4% max)	1.46%	1.11%	*N/A	3.25%
				Since Inception
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year	(August 12, 1993)
	0.89%	5.05%	N/A	5.60%

	For periods ending June 30, 2006
Montana Tax-Free Fund				Since Inception
Class A Shares	1 year	5 year	10 year	(January 7, 2000)
Without Sales Charge	6.10%	1.56%	N/A	3.02%
With Sales Charge (4.25%)	1.60%	0.69%	N/A	2.34%

				Since Inception
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year	(January 7, 2000)
	0.89%	5.05%	N/A	6.13%

*Class B shares are automatically converted to Class A shares after 8 years.

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 30, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Montana Tax-Free Fund and the Lehman Brothers Municipal Bond Index

Class B Shares
	Montana Tax-Free Fund w/o CDSC	Lehman Brothers Municipal Bond Index

12/31/1995	$10,000	$10,000
1996	$10,552	$10,444
1997	$11,181	$11,405
1998	$11,590	$12,144
1999	$11,322	$11,893
2000	$12,337	$13,284
2001	$12,907	$13,966
2002	$12,720	$15,307
2003	$12,804	$16,121
2004	$12,832	$16,841
2005	$12,919	$17,436
06/30/06	$13,267	$17,485

Putting Performance into Perspective

Performance data is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The Class B Shares graph does not reflect the deduction of the maximum contingent deferred sales charge (CDSC).  Had CDSC been included, performance would have been lower.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Montana municipal bonds.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

June 30, 2006 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of five Directors.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.  Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Directors.  Two of the remaining three Directors and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Directors of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director and other directorships, if any, held outside the Fund Complex, are shown below.

Effective January 6, 2006, Independent Director Lynn Aas retired from the Board of Directors and Jerry Stai was subsequently nominated and elected to the Board of Directors to fill the vacancy. Mr. Aas’ retirement also created a vacancy on the Audit Committee and the Governance Nominating Committee that Mr. Stai will occupy.

INDEPENDENT DIRECTORS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 1 North Main St Minot, ND 58703 53	Director	Since January 2006	Faculty, Embry-Riddle University (Aug. 2000 to Sep. 2005); Faculty, Park University (Aug., 2005 to Dec. 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since Aug. 2000); Director, Integrity Fund of Funds, Inc., (since Jan. 2006); Trustee, Integrity Managed Portfolios and the Integrity Funds (since Jan. 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave., SW Suite 305 Minot, ND 58701 71	Director	Since April 1995	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 58	Director	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, Integrity Managed Portfolios and The Integrity Funds (since May 2003).	16	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Directors and officers of the Funds serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

June 30, 2006 (Unaudited)

The Interested Directors and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 61	Director Chairman President	Since Inception

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003); Trustee, Chairman and President (since January 1996), and Treasurer (until May 2004), Integrity Managed Portfolios; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President, CEO, and Treasurer, Integrity Funds Distributor, Inc. (January 1996 to August 2003); Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (since January 2002), and President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 71	Director Vice President Secretary	Since Inception

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc.; Vice President and Secretary, Integrity Managed Portfolios and The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				3	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 34	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Fund.

				N/A	Minot State University Alumni Association
Laura K. Anderson 1 N. Main St. Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), Integrity Managed Portfolios and the Integrity Funds

				N/A	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

2Directors who are “interested persons” of the Funds as defined in the Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and Integrity Funds Distributor, Inc.

Directors and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments  June 30, 2006 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets.	Rating Moody’s/ S&P	Coupon Rate	Maturity	Principal Amount	Market Value
MONTANA MUNICIPAL BONDS (88.6%)

#Billings, MT (West Park Village) Multifamily Hsg. Devl. Ref. Rev. GNMA	Aaa/AAA	5.550%	12/01/2032	$2,500,000	$2,515,700
Columbia Falls, MT School Dist. #6 (Flathead Cty.) G.O. FSA	Aaa/AAA	5.700	07/01/2020	815,000	870,738
Forsyth, MT PCR Ref. Northwestern Corp. Colstrip AMBAC	Aaa/AAA	4.650	08/01/2023	1,000,000	991,410
Lewis & Clark Cty, MT High School District #1 FSA	Aaa/AAA	5.500	07/01/2014	165,000	165,000
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	Aa-3/NR	5.100	12/01/2018	250,000	257,653
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	Aa-3/NR	5.125	12/01/2019	250,000	257,500
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	Aa-3/NR	5.150	12/01/2020	250,000	254,298
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	Aa-3/NR	5.200	12/01/2021	250,000	256,945
MT Fin. Auth. Rev (Providence Health)	Aa/AA	5.000	10/01/2022	2,000,000	2,049,140
MT State (Water Pollution Control) Revolving Fund Program G.O.	Aa-3/AA-	5.600	07/15/2020	170,000	181,273
MT State (Water Pollution Control) Revolving Fund Program G.O.	Aa-3/AA-	5.600	07/15/2020	240,000	255,914
MT Board of Hsg. Multifamily Mrtge. FHA	Aa-1/NR	6.150	08/01/2026	450,000	462,523
MT Board of Hsg., Single Family Program	Aa/AA+	5.950	12/01/2027	275,000	282,450
MT Board of Hsg., Single Family Mrtge.	Aa/AA+	6.150	06/01/2030	160,000	161,408
*MT Hlth. Facs. Auth. (Providence Services) MBIA	Aaa/AAA	5.375	12/01/2025	1,300,000	1,377,545
MT Hlth. Facs. Auth. (Providence Services) MBIA	Aaa/AAA	5.450	12/01/2026	100,000	106,207
MT State Board of Regents Higher Educ. (University of MT) Rev. Ref. AMBAC	Aaa/AAA	5.000	11/15/2021	750,000	778,875
MT State Board of Regents (University of MT) MBIA	Aaa/AAA	6.000	05/15/2019	230,000	249,136
MT State Board of Regents (University of MT) MBIA	Aaa/AAA	5.750	05/15/2024	275,000	294,860
MT Hlth. Facs. Auth. (Master Loan Program) Rev.	Aa-3/NR	6.400	10/01/2014	450,000	454,500
MT Hlth. Facs. Auth. (State Hospital) Hlth. Care Rev. AMBAC	Aaa/NR	5.000	06/01/2022	600,000	607,266
MT Hlth. Facs. Auth. (Big Horn Hosp. - Hardin) Rev.	A/NR	5.100	02/01/2018	300,000	300,000
MT Hlth. Facs. Auth. (Lewis & Clark Nursing Home) Rev.	A/NR	5.100	02/01/2018	350,000	350,000
MT Hlth. Facs. Auth. (Lewis & Clark Office Proj.) Rev.	A/NR	5.100	02/01/2018	150,000	150,000
*MT Hlth. Facs. Auth. (Marcus Daly Memorial) Rev.	A/NR	6.000	08/01/2020	1,400,000	1,467,312
MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	5.500	12/01/2031	1,935,000	1,956,556
MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	6.400	12/01/2032	1,250,000	1,294,775
MT State Univ. Rev. MBIA	Aaa/AAA	5.375	11/15/2021	95,000	94,907
*MT State Univ. Rev. MBIA	Aaa/AAA	5.625	11/15/2025	610,000	619,302
*MT State Univ. Rev. MBIA	Aaa/AAA	5.625	11/15/2025	190,000	192,897
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref.	NR/A+	5.000	06/01/2018	1,000,000	1,018,460
MT Hlth. Facs. Auth. (Alternatives Inc.) Prerelease Ctr. Rev.	NR/BBB+	5.600	10/01/2017	750,000	753,173
MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Pre Release Center	NR/BBB+	6.300	10/01/2020	795,000	833,685
TOTAL MONTANA MUNICIPAL BONDS					$21,861,408

VIRGIN ISLANDS MUNICIPAL BONDS (2.1%)
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/2021	500,000	$510,920
TOTAL VIRGIN ISLANDS MUNICIPAL BONDS					$510,920

TOTAL MUNICIPAL BONDS (COST: $21,953,546)					$22,372,328

SHORT-TERM SECURITIES (6.9%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				857,000	$857,000
Goldman Sachs Financial Square Money Market				857,000	857,000
TOTAL SHORT-TERM SECURITIES (COST: $1,714,000)					$1,714,000

TOTAL INVESTMENTS IN SECURITIES (COST: $23,667,546)					$24,086,328
OTHER ASSETS LESS LIABILITIES					584,922

NET ASSETS					$24,671,250

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

FOOTNOTE:  Non-rated (NR) securities have been determined to be of investment grade quality by the Fund’s Adviser.

The accompanying notes are an integral part of these financial statements.

Financial Statements  June 30, 2006

Statement of Assets and Liabilities  June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value (cost: $23,667,546)	$24,086,328
Cash	443,157
Accrued dividends receivable	4,690
Accrued interest receivable	216,061
Variation margin on futures	285,000
Prepaid expenses	4,184

Total Assets	$25,039,420

LIABILITIES
Dividends payable	$69,270
Payable to affiliates	24,563
Accrued expenses	4,405
Payable for fund shares redeemed	269,932

Total Liabilities	$368,170

NET ASSETS	$24,671,250

Net assets are represented by:
Capital stock outstanding, at par	$2,906
Additional paid-in capital	32,814,695
Accumulated undistributed net realized gain (loss) on investments and futures	(8,584,921)
Accumulated undistributed net investment income	4,347
Unrealized appreciation on investments	418,782
Unrealized appreciation on futures	15,441
Total amount representing net assets applicable to
2,906,397 outstanding shares of $.001 par value
common stock (200,000,000 shares authorized)	$24,671,250

Net Assets Consist of:
Class A	$14,565,303
Class B	$10,105,947
Total Net Assets	$24,671,250

Shares Outstanding:
Class A	1,713,673
Class B	1,192,724

Net Asset Value per share:
Class A	$8.50
Class A – offering price (based on sales charge of 4.25%)	$8.88
Class B	$8.47

The accompanying notes are an integral part of these financial statements.

Financial Statements  June 30, 2006

Statement of Operations  For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$652,954
Dividends	14,273
Total Investment Income	$667,227

EXPENSES
Investment advisory fees	$77,142
Distribution (12b-1 fees) – Class A	17,894
Distribution (12b-1 fees) – Class B	42,682
Transfer agent fees	21,142
Accounting service fees	21,429
Legal fees	1,337
Custodian fees	2,041
Reports to shareholders	1,292
Directors fees	1,444
Transfer agent out-of-pocket	1,264
Professional fees	7,450
Registration and filing fees	166
Insurance fees	563
Audit fees	3,637
Total expenses	$199,483
Less expenses waived or absorbed by the Fund’s manager	(37,587)
Total Net Expenses	$161,896

NET INVESTMENT INCOME (LOSS)	$505,331

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$69,410
Futures transactions	319,578
Net change in unrealized appreciation (depreciation) of:
Investments	(398,271)
Futures	248,233
Net Realized and Unrealized Gain (Loss) on Investments and Futures	$238,950
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$744,281

The accompanying notes are an integral part of these financial statements.

Financial Statements  June 30, 2006

Statement of Changes in Net Assets

For the six months ended June 30, 2006 and the year ended December 30, 2005

	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$505,331	$1,208,147
Net realized gain (loss) on investment and futures transactions	388,988	(399,517)
Net change in unrealized appreciation (depreciation) on investments and futures	(150,038)	(645,860)
Net Increase (Decrease) in Net Assets Resulting From Operations	$744,281	$162,770

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A ($.18 and $.35, respectively)	$(296,407)	$(580,725)
Class B ($.15 and $.31, respectively)	(208,642)	(626,822)
Distributions from net realized gain on investment and futures transactions:
Class A ($.00 and $.00, respectively)	0	0
Class B ($.00 and $.00, respectively)	0	0
Total Dividends and Distributions	$(505,049)	$(1,207,547)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares:
Class A	$43,957	$177,560
Class B	27,297	37,610
Proceeds from reinvested dividends:
Class A	191,208	361,284
Class B	150,435	443,600
Cost of shares redeemed:
Class A	(1,552,094)	(3,836,117)
Class B	(1,155,866)	(6,926,113)
Exchanges to/from related Fund classes:
Class A	1,507,391	3,662,900
Class B	(1,507,391)	(3,662,900)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(2,295,063)	$(9,742,176)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,055,831)	$(10,786,953)

NET ASSETS, BEGINNING OF PERIOD	26,727,081	37,514,034

NET ASSETS, END OF PERIOD	$24,671,250	$26,727,081
Undistributed Net Investment Income	$4,347	$4,064

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  June 30, 2006 (Unaudited)

Note 1.  ORGANIZATION

Montana Tax-Free Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.  The Fund incorporated under the laws of the State of North Dakota on April 15, 1993, and commenced operations on August 12, 1993. The Fund’s objective is to provide as high a level of current income exempt from federal and Montana income taxes as is consistent with preservation of capital.  The Fund will seek to achieve this by investing primarily in a portfolio of Montana tax-exempt securities.

All shares existing prior to January 7, 2000, the commencement date of Class A shares, were classified as Class B shares.  Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a Contingent Deferred Sales Charge that decreases depending on how long the shares have been held.  Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis.  The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.  Class B shares automatically convert to A shares on the 15th of the month or the next business day following the eighth anniversary of issuance.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Directors and includes consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes – The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the year ended December 30, 2005 were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	December 30, 2005	December 31, 2004
Tax-exempt income	$1,207,547	$1,601,008
Ordinary income	0	0
Long-term capital gains	0	0
Total	$1,207,547	$1,601,008

As of December 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($9,206,701)	$817,053	($8,389,648)

The Fund has unexpired capital loss carryforwards for tax purposes as of December 30, 2005, totaling $9,206,701, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.

Year	Unexpired Capital Losses
2006	$573,646
2007	$0
2008	$983,415
2009	$0
2010	$2,483,727
2011	$3,714,786
2012	$843,376
2013	$607,751

For the year ended December 30, 2005, the Fund made $287,852 in permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Multiple class allocations – The Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses.  Class-specific expenses, distribution fees and any other items that are specifically attributable to a particular class, are charged directly to such class.  For the six months ended June 30, 2006 distribution fees were the only class-specific expenses.

Distributions to shareholders – Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the last income dividend of the calendar year.  Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the settled shares of each class.

Premiums and discounts – Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other – Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At June 30, 2006, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of June 30, 2006	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	09/2006	80	$285,000	$15,441

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2006, there were 200,000,000 shares of $.001 par value authorized; 2,906,397 and 3,177,950 shares were outstanding at June 30, 2006 and December 30, 2005, respectively.

Transactions in capital shares were as follows:

	Class A Shares		Class B Shares
	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005
Shares sold	5,158	20,856	3,209	4,404
Shares issued on reinvestment of dividends	22,526	42,515	17,778	52,262
Shares redeemed	(182,901)	(451,883)	(136,751)	(819,560)
Shares exchanged to Class A	0	0	(177,921)	(433,916)
Shares exchanged from Class B	177,349	432,674	0	0
Net increase (decrease)	22,132	44,162	(293,685)	(1,196,810)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer and accounting services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Company”), the Fund’s sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund’s average daily net assets.  The Fund has recognized $39,555 of investment advisory fees after a partial waiver for the six months ended June 30, 2006.  The Fund has a payable to Integrity Money Management of $6,743 at June 30, 2006 for investment advisory fees.  Certain officers and Directors of the Fund are also officers and Directors of the Adviser.

The Adviser has contractually agreed to maintain Class B expense levels at 1.57% and Class A expense levels at 1.07% through December 31, 2006.  In addition to the contractual commitment, the Adviser may voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time.  Accordingly, after fee waivers and expense reimbursements, the actual total annual operating expenses for Class B shares were 1.53% for the six months ended June 30, 2006.  After fee waivers and expense reimbursements, the actual total annual operating expenses for Class A were 1.04% for the six months ended June 30, 2006.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  Class B currently pays an annual distribution fee of up to 0.75% of the average daily net assets of the class.  Class A currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended June 30, 2006, amounts paid or accrued to Integrity Funds Distributor and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

	12b-1 Fees Charged	12b-1 Fees Waived
Class A Shares	$17,894	$0
Class B Shares	$42,682	$0

Integrity Fund Services provides shareholder services for a fee that varies according to the size of the Fund and is reimbursed for out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $21,142 of transfer agency fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $3,466 at June 30, 2006, for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $21,429 of accounting service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $3,545 at June 30, 2006, for accounting service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $4,869,961 and $7,914,475, respectively, for the six months ended June 30, 2006.

Note 6.  INVESTMENT IN SECURITIES

At June 30, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $23,667,546.  The net unrealized appreciation of investments based on the cost was $418,782, which is comprised of $475,888 aggregate gross unrealized appreciation and $57,106 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Financial Highlights  June 30, 2006

Selected per share data and ratios for the period indicated

Class A Shares

		For The Six Months Ended June 30, 2006 (Unaudited)		For The Year Ended December 30, 2005		For The Year Ended December 31, 2004		For The Year Ended December 31, 2003		For The Year Ended December 31, 2002		For The Year Ended December 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD		$8.42		$8.68		$8.98		$9.27		$9.81		$9.75

Income from Investment Operations:
Net investment income	$	..18	$	..35	$	..36	$	..40	$	..43	$	..45
Net realized and unrealized gain (loss) on investment and futures transactions		..08		(.26)		(.30)		(.29)		(.54)		..06
Total Income (Loss) From Investment Operations	$	..26	$	..09	$	..06	$	..11		$(.11)	$	..51

Less Distributions:
Dividends from net investment income		$(.18)		$(.35)		$(.36)		$(.40)		$(.43)		$(.45)
Distributions from net realized gains		..00		..00		..00		..00		..00		..00
Total Distributions		$(.18)		$(.35)		$(.36)		$(.40)		$(.43)		$(.45)

NET ASSET VALUE, END OF PERIOD		$8.50		$8.42		$8.68		$8.98		$9.27		$9.81

Total Return		6.12%(A)(C)		1.07%(A)		0.73%(A)		1.19%(A)		(1.19%)(A)		5.30%(A)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)		$14,565		$14,247		$14,297		$12,165		$7,264		$3,537
Ratio of net expenses (after expense assumption) to average net assets		1.04%(B)(C)		1.00%(B)		0.95%(B)		0.95%(B)		0.95%(B)		0.94%(B)
Ratio of net investment income to average net assets		4.14%(C)		4.11%		4.12%		4.34%		4.45%		4.39%
Portfolio turnover rate		21.20%		0.92%		0.00%		9.19%		6.26%		12.33%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, the Company assumed/waived expenses of $20,564, $40,760, $34,905, $18,886, $10,332, and $2,028, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.33%, 1.29%, 1.21%, 1.15%, 1.12%, and 1.11%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights  June 30, 2006

Selected per share data and ratios for the period indicated

Class B Shares

		For The Six Months Ended June 30, 2006 (Unaudited)		For The Year Ended December 30, 2005		For The Year Ended December 31, 2004		For The Year Ended December 31, 2003		For The Year Ended December 31, 2002		For The Year Ended December 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD		$8.40		$8.65		$8.95		$9.25		$9.78		$9.75

Income from Investment Operations:
Net investment income	$	..15	$	..31	$	..32	$	..36	$	..39	$	..41
Net realized and unrealized gain (loss) on investment and futures transactions		..07		(.25)		(.30)		(.30)		(.53)		..03
Total Income (Loss) From Investment Operations	$	..22	$	..06	$	..02	$	..06		$(.14)	$	..44

Less Distributions:
Dividends from net investment income		$(.15)		$(.31)		$(.32)		$(.36)		$(.39)		$(.41)
Distributions from net realized gains		..00		..00		..00		..00		..00		..00
Total Distributions		$(.15)		$(.31)		$(.32)		$(.36)		$(.39)		$(.41)

NET ASSET VALUE, END OF PERIOD		$8.47		$8.40		$8.65		$8.95		$9.25		$9.78

Total Return		5.38%(A)(C)		0.68%(A)		0.22%(A)		0.66%(A)		(1.44%)(A)		4.62%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)		$10,106		$12,481		$23,217		$36,173		$53,016		$58,270
Ratio of net expenses (after expense assumption) to average net assets		1.53%(B)(C)		1.50%(B)		1.45%(B)		1.36%(B)		1.30%(B)		1.30%(B)
Ratio of net investment income to average net assets		3.67%(C)		3.60%		3.63%		3.98%		4.11%		4.21%
Portfolio turnover rate		21.20%		0.92%		0.00%		9.19%		6.26%		12.33%

(A) Excludes contingent deferred sales charge of 4%.

(B) During the periods indicated above, the Company assumed/waived expenses of $17,023, $49,461, $72,241, $129,201, $183,595, and $193,549 respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.83%, 1.78%, 1.70%, 1.65%, 1.63%, and 1.63% respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2)	Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. The Code has been amended to remove references to the functions of the corporation and apply specifically to the Funds during the registrant's most recent fiscal half-year. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PFO and PEO during the period covered by this report.

Item 3)	Audit Committee Financial Expert.
The information required by this Item is only required in an annual report on Form N-CSR.
Item 4)	Principal Accountant Fees and Services.
The information required by this Item is only required in an annual report on Form N-CSR.
Item 5)	Audit Committee of Listed Registrants.
Not applicable.
Item 6)	Schedule of Investments.
The Schedule of Investments is included in Item 1 of this Form N-CSRS.
Item 7)	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8)	Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9)	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10)	Submissions of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors in the last fiscal half-year.
Item 11)	Controls and Procedures.
(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSRS (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12)	Exhibits.
(a) (1) The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.
(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/Robert E. Walstad
Robert E. Walstad
President, Montana Tax-Free Fund, Inc.

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura K. Anderson
Laura K. Anderson
Treasurer,	Montana Tax-Free Fund, Inc.

Date:	August 30, 2006